Commitments and Contingencies - Additional Information (Detail) $ in Thousands				1 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 06, 2021 USD ($) ft²	Mar. 31, 2016 ft² Properties	Dec. 31, 2011 USD ($) ft²	Apr. 30, 2021 USD ($) ft²	Sep. 30, 2021 USD ($) ft²	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) ft²	Sep. 30, 2020 USD ($)	Dec. 31, 2018	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commitments and Contingencies
Rentable area | ft²					262,000		262,000
Annual Base Rent				$ 16,800
Monthly Base Rent	$ 200
Additional Area Of Real Estate Property | ft²	47,957				29,552		29,552
Increase In Minimum Monthly Rent Percentage	3.00%
Lessee, Operating Lease, Option to Extend	six years			ten years
Estimated lease commencement date				Jun. 01, 2024
Increase in minimum monthly lease rent	$ 1,100
Increase in line of credit	$ 1,000
Operating lease month of expiry		2030-01	2030-01
Operating lease rental expense per annum											$ 7,000	$ 6,100
Operating lease rental expense per annum under sublease											300	0
Research and development expenses					$ 53,021	$ 36,070	$ 164,637	$ 98,576			159,767	96,299
Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Upfront payment made												10,000
Payment towards workflows											1,700
Expenditure incurred towards equipment purchase services and consumables											14,500
Twist Bioscience Corporation [Member] | Supply Agreement [Member]
Commitments and Contingencies
Term of commitment									4 years
Research and development expenses											10,400	8,300
Research and Development Expense [Member] | Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Expenses related to services received as per agreement											7,700	800
Prepaid Expenses and Other Current Assets [Member] | Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Collaboration prepayments												5,200
Development And Regulatory Milestone [Member] | Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Upfront payment payable											11,500
Minimum [Member] | Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Minimum purchase commitment obligation to pay											109,000
Maximum [Member] | Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Minimum purchase commitment obligation to pay											150,000
If Certain Performance Conditions Are Met [Member] | Minimum [Member] | Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Minimum purchase commitment obligation to pay											150,000
Forecast 2023 [Member]
Commitments and Contingencies
Monthly Base Rent										$ 100
Increase In Monthly Base Rent Percentage										3.00%
Letter of Credit [Member]
Commitments and Contingencies
Letter of credit					$ 14,700		$ 14,700
Office And Laboratory [Member]
Commitments and Contingencies
Area of Real Estate Property | ft²				152,000
Laboratory Equipment [Member] | Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Additions to property plant and equipment											$ 2,000	4,000
MOROCCO | Office And Laboratory [Member] | Joyn And Motiff [Member]
Commitments and Contingencies
Operating Sublease Term											5 years
MOROCCO | Office And Laboratory [Member] | Joyn [Member]
Commitments and Contingencies
Operating sublease rent receivable per annum											$ 200
MOROCCO | Office And Laboratory [Member] | Motiff [Member]
Commitments and Contingencies
Operating sublease rent receivable per annum											700
MOROCCO | Twenty One Twenty Three Twenty Five Dry Dock Avenue [Member] | Office And Laboratory [Member]
Commitments and Contingencies
Area of Real Estate Property | ft²		87,000
Area of real estate property actually occupied by the company | ft²		52,000
Number of properties subject to operating lease | Properties		5
Number of properties subject to operating lease occupied by the company | Properties		3
Operating lease renewal period		5 years
Incentives from lessor unamortized gross											5,300
Depreciation on property subject to operating lease											400
Interest expense on property subject to operating lease												2,300
Assets subject to operating lease capitalized during the period												3,100
Incentive from lessee during the period												6,000
Obligations relating to assets on operating lease											16,800	$ 16,800
MOROCCO | Twenty Seven Dry Dock Avenue [Member] | Office And Laboratory [Member]
Commitments and Contingencies
Area of real estate property actually occupied by the company | ft²			130,000
Operating lease renewal period												5 years
Line of credit maximum borrowing capacity											1,600	$ 1,500
Incentives from lessor unamortized gross			$ 13,400
Anticipated additional space to be occupied | ft²			9,000
Incentive from lessor unamortized net											8,100	8,900
MOROCCO | Letter of Credit [Member] | Twenty One Twenty Three Twenty Five Dry Dock Avenue [Member] | Office And Laboratory [Member]
Commitments and Contingencies
Line of credit maximum borrowing capacity											$ 1,400	$ 1,700